Financial income and expenses	12 Months Ended
Dec. 31, 2022
Financial income and expenses [Abstract]
Financial income and expenses [Text Block]

7Financial income and expenses

Accounting policies
Financial income and expenses are recognized on the accrual basis in the consolidated statements of income. Interest income and expense are measured using the effective interest method. Dividend income is recognized in the consolidated statements of income on the date that the company’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Philips Group

Financial income and expenses

in millions of EUR

	2020	2021	2022
Interest income	13	18	25
Interest income from loans and receivables	8	7	7
Interest income from cash and cash equivalents	5	11	18
Dividend income from financial assets	3	2	3
Net gains from disposal of financial assets	2	-	-
Net change in fair value of financial assets through profit or loss	129	95	9
Other financial income	12	33	20
Financial income	158	149	58
Interest expense	(173)	(159)	(235)
Interest expense on debt and borrowings	(130)	(126)	(200)
Finance charges under lease contract	(29)	(25)	(25)
Interest expense on pensions	(13)	(8)	(10)
Provision-related accretion expenses	(10)	(5)	(9)
Net foreign exchange gains (losses)	4	-	9
Other financial expenses	(23)	(24)	(24)
Financial expenses	(202)	(188)	(258)
Financial income and expenses	(44)	(39)	(200)

In 2022, Financial income and expenses increased by EUR 161 million year-on-year, mainly due to higher interest expense and lower fair value gains. The lower fair value gains are mainly from investments in limited-life funds (mainly Gilde Healthcare) and other investments recognized at fair value through profit or loss compared with in 2021. Net interest expense in 2022 was EUR 69 million higher than in 2021, mainly due to the financial charges related to early redemption of EUR and USD bonds and issuance of new EUR bonds issued in 2022. The decrease in other financial income is mainly due to higher interest income on tax in 2021.

In 2021, Financial income and expenses decreased by EUR 5 million year-on-year, mainly due to higher other financial income and lower interest expense, offset by lower fair value gain. Fair value gains of EUR 95 million are from investments in limited-life funds (mainly Gilde Healthcare) and other investments recognized at fair value through profit or loss. Net interest expense in 2021 was EUR 19 million lower than in 2020, mainly due to lower interest expense on borrowings and provisions, and interest expense on pensions. The increase in other financial income is mainly due to higher interest income on tax.